Related Party Transactions (Detail) shares in Thousands, $ in Thousands		4 Months Ended	12 Months Ended			21 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	May 11, 2020 USD ($) shares	Sep. 30, 2018
Altera
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000	$ 25,000
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	$ 100,000
Equity Method Investment, Other than Temporary Impairment					$ 64,900
Equity Method Investment, Realized Gain (Loss) on Disposal					8,900
Equity-accounted joint ventures | LNG Carriers | Income (loss) from Discontinued Operation
Related Party Transaction [Line Items]
Revenue from related parties			$ 82,800	$ 78,300	68,800
Altera
Related Party Transaction [Line Items]
Revenue from related parties					7,600
Altera | Shuttle Tankers
Related Party Transaction [Line Items]
Number Of Vessels Chartered In | vessel		2
Altera | Fso [Member]
Related Party Transaction [Line Items]
Number Of Vessels Chartered In | vessel		3
Altera | Technical Services
Related Party Transaction [Line Items]
Related party expenses					(9,600)
Altera | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses		$ (20,800)
Altera
Related Party Transaction [Line Items]
Equity Method Investment, Other than Temporary Impairment					64,900
Equity Method Investment, Realized Gain (Loss) on Disposal					8,900
Seapeak | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued | shares							10,750
Common Unit, Issuance Value							$ 122,600
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			116,600
Seapeak | Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses			(23,500)	(23,600)	$ (20,000)
Revolving Credit Facilities due through December 2024
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity			$ 344,900	$ 438,400		$ 438,400
Teekay Lng Marubeni Joint Venture [Member] | Seapeak
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			52.00%
Lessee, Operating Lease, Term of Contract								2 years
Lessee, Operating Lease, Extension Of Term Of Contract						21 months
Retained Earnings | Seapeak | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			$ 116,600
Non-controlling Interest | Seapeak | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			107,600
Accumulated Other Comprehensive Loss | Seapeak | Elimination of Teekay LNG's IDR in exchange for units issued
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent			$ 9,000